Consolidated statement of comprehensive income - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Consolidated statement of comprehensive income
Revenue	$ 16,223,166	$ 10,189,069
Cost of sales	(13,277,164)	(8,000,885)
Gross profit	2,946,002	2,188,184
General and administrative expenses	(3,737,461)	(2,898,277)
Selling and marketing expenses	(314,525)	(12,831)
Charge for provision for expected credit losses	(241,661)
Other expenses		(127,500)
Other income	777,532	434,165
Operating (loss)/profit	(570,113)	(416,259)
Finance income	37,041	106,913
Finance cost	(166,512)	(94,838)
Change in fair value of financial liabilities	179,402	836,384
Profit/(loss) before tax from continuing operations	(520,182)	432,200
Profit/(loss) for the year from continuing operations	(520,182)	432,200
Discontinued operations
Profit/(loss) for the year	(520,182)	432,200
Attributable to:
Equity holders of the Parent Company	(520,182)	432,200
Profit/(loss) for the year	$ (520,182)	$ 432,200
Profit/(loss) per share attributable to equity holders of the Parent Company
Basic (in dollars per share)	$ (0.05)	$ 0.04
Diluted (in dollars per share)	(0.05)	0.04
Profit/(loss) per share attributable to equity holders of the Parent Company for continuing operations
Basic (in dollars per share)	(0.05)	0.04
Diluted (in dollars per share)	$ (0.05)	$ 0.04
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations, net of tax	$ (183,056)	$ (1,400,601)
Total comprehensive income/(loss) for the year	(703,238)	(968,401)
Attributable to:
Equity holders of the Parent Company	(703,238)	(968,401)
Total comprehensive income/(loss) for the year	$ (703,238)	$ (968,401)